Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings
Note 4.    Borrowings
The following is a summary of the Company’s borrowings (in thousands):

Purpose	Borrower	Borrowing Capacity	June, 30, 2021	December 31, 2020	Interest Rate as of June 30, 2021	Maturity Date
Secured borrowing payable	Opportunity Funding SPE II, LLC	$56,460	$17,649	$16,025	15.00%	October 2021

Senior debt
Revolving line of credit	Opportunity Financial, LLC	$—	$—	$5,000	LIBOR plus 2.50%	February 2022
Revolving line of credit	Opportunity Funding SPE III, LLC	175,000	87,500	59,200	LIBOR plus 6.00%	January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC	75,000	37,500	24,222	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000	25,000	16,148	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC	25,000	8,300	12,506	LIBOR plus 4.25%	September 2021

Total revolving lines of credit		325,000	158,300	117,076

Term loan, net	Opportunity Financial, LLC	50,000	48,344	14,650	LIBOR plus 10.00%	March 2025

Total senior debt		$375,000	$206,644	$131,726

Subordinated debt - related party	Opportunity Financial, LLC	$—	$—	$4,000	14.00%	December 2023

Other debt	Opportunity Financial, LLC	$6,354	$6,354	$6,354	1.00%	April 2022

Secured borrowing payable:
During 2017, Opportunity Funding SPE II, LLC entered into a preferred return agreement. Per the terms of the agreement, the finance receivables are grouped into quarterly pools. Collections are distributed on a pro rata basis after the payout of expenses to back-up
servicer, servicer and other relevant parties. This agreement is secured by the assets of Opportunity Funding SPE II, LLC. The receivables are transferred to Opportunity Funding SPE II, LLC and OppWin LLC by Opportunity Financial, LLC, which has provided representations and warranties in connection with such sale. The agreement is subject to various financial covenants.
During 2018, the SPE II, LLC preferred return agreement was amended. Opportunity Funding SPE II, LLC sells a 97.5 percent interest of certain unsecured finance receivables to the unrelated third party. Per the revised agreement, the unrelated third party earns a preferred return of 15 percent and a performance fee after the preferred return has been satisfied. The initial agreement expired August 1, 2018 and was then extended for one year. The agreement provides for two consecutive options to renew the purchase period for eighteen months. The unrelated third party exercised the first option, which provides a $65,000 thousand purchase commitment by the unrelated third party. After satisfaction of the purchase commitment, the agreement provides for a third option for an additional $100,000 thousand purchase commitment.
In May 2020, the SPE II, LLC preferred return agreement was amended. The unrelated third party exercised the option, which provides an additional $100,000 thousand purchase commitment, resulting in a total $165,000 thousand purchase commitment by the unrelated third party, of which $108,540 thousand and $79,816 thousand of finance receivables have been purchased with an active secured borrowing balance of $17,649 thousand and $16,025 thousand as of June 30, 2021 and December 31, 2020, respectively.
Interest expense related to this facility was $547 thousand and $372 thousand for the three months ended June 30, 2021 and 2020, respectively, and $1,372 thousand and $1,110 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $168 thousand in debt issuance costs in connection with this transaction . Amortized debt issuance costs was $12 thousand and $12 thousand for the three months ended June 30, 2021 and 2020, respectively, and $25 thousand and $25 thousand for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 and December 31, 2020, the remaining balance of unamortized debt issuance costs associated with this facility was $ 4 thousand and $30 thousand, respectively.
Senior debt:
On August 13, 2018, the Company entered into a corporate credit agreement with a maximum available amount of $10,000 thousand. Interest is payable monthly. The facility is secured by the Company’s assets and certain brokerage assets made available by the Schwartz Capital Group (SCG), a related party. The agreement is subject to various financial covenants. On August 6, 2020, the corporate credit agreement was amended, and the maturity date was extended to February 2022.
On March 23, 2021, the borrowings under this revolving credit agreement were paid in full. Subsequent to repayment, the Company terminated the revolving credit agreement. Interest expense paid related to the revolving credit agreement totaled $31 thousand for the three months ended June 30, 2020. Interest expense paid related to the revolving credit agreement totaled $35 thousand and $84 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $294 thousand in debt issuance costs in connection with this transaction. For the three months ended June 30, 2021 and 2020, there were no amortized debt issuance costs. For the six months ended June 30, 2021 and 2020, amortized debt issuance costs were $21 thousand and $16 thousand, respectively. As of December 31, 2020, the remaining balance of unamortized debt issuance costs associated with the facility was $21 thousand.
On January 23, 2018, Opportunity Funding SPE III, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $75,000 thousand. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE III, LLC. Opportunity Financial, LLC provides certain representations and warranties. The line of credit agreement is subject to a borrowing base threshold and various financial covenants, including maintaining a minimum tangible net worth and maximum senior debt to equity.
On January 31, 2020, the revolving line of credit agreement was amended to increase the aggregate commitment to $175,000 thousand. The amendment also changes the interest rate to one-month
LIBOR plus 6 percent with a 2 percent LIBOR floor. The agreement matures in January 2024.
Interest expense related to this facility was $1,887 thousand and $2,017 thousand for the three months ended June 30, 2021 and 2020, respectively, and $3,186 thousand and $4,537 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $2,098 thousand in debt issuance costs in connection with this transaction. Amortized debt issuance costs was $176 thousand and $169 thousand for the three months ended June 30, 2021 and 2020, respectively, and $352 thousand and $394 thousand for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 and December 31, 2020, the remaining balance of unamortized debt issuance costs associated with the facility was $1,118 and $1,453, respectively.
In April 2019, Opportunity Funding SPE V, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $75,000 thousand. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE V, LLC. Opportunity Financial, LLC provides certain representations and warranties related to the debt. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.
Interest expense related to this facility was $955 thousand and $943 thousand for the three months ended June 30, 2021 and 2020, respectively, and $1,565 thousand and $2,000 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $1,158 thousand in debt issuance costs in connection with this transaction. Amortized debt issuance costs was $107 thousand and $95 thousand for the three months ended June 30, 2021 and 2020, respectively, and $212 thousand and $183 thousand for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 and December 31, 2020, the remaining balance of unamortized debt issuance costs associated with this facility was $336 thousand and $538 thousand, respectively.
In April 2019, Opportunity Funding SPE VI, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $50,000 thousand. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE VI, LLC. Opportunity Financial, LLC provides certain representations and warranties related to the debt. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.
Interest expense related to this facility was $637 thousand and $641 thousand for the three months ended June 30, 2021 and 2020, respectively, and $1,044 thousand and $1,348 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $918 thousand in debt issuance costs in connection with this transaction. Amortized debt issuance costs was $82 thousand and $75 thousand for the three months ended June 30, 2021 and 2020, respectively, and $164 thousand and $151 thousand for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 and December 31, 2020, the remaining balance of unamortized debt issuance costs associated with this facility was $260 thousand and $425 thousand, respectively.
In August 2019, Opportunity Funding SPE IV, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $25,000 thousand. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE IV, LLC. Opportunity Financial, LLC provides certain representations and warranties related to the debt, as well as an unsecured guaranty. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.
Interest expense related to this facility was $111 thousand and $117 thousand for the three months ended June 30, 2021 and 2020, respectively, and $222 thousand and $297 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $550 thousand in debt issuance costs in connection with this transaction. Amortized debt issuance costs was $155 thousand and $50 thousand for the three months ended June 30, 2021 and 2020, respectively, and $215 thousand and $96 thousand for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 and December 31, 2020, the remaining balance of unamortized debt issuance costs associated with this facility was $67 thousand and $131 thousand, respectively.
In November 2018, Opportunity Financial, LLC entered into a $25,000 thousand senior secured multi-draw term loan agreement, which is secured by a senior secured claim on Opportunity Financial, LLC’s assets and a second lien interest in the receivables owned by Opportunity Funding SPE III, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC. Interest is payable monthly. The loan agreement is subject to various financial covenants. Per the terms of the loan agreement, Opportunity Financial, LLC has issued warrants to the lender. In April 2020, the Company exercised an option to increase the facility commitment amount to $50,000 thousand.
On March 23, 2021, the senior secured multi-draw term loan agreement was amended to decrease the interest rate from LIBOR plus 14% to LIBOR plus 10% and extend the maturity date to March 23, 2025. On March 30, 2021, the Company drew the remaining $35,000 thousand available commitment. As of June 30, 2021 and December 31, 2020, the outstanding balances of $50,000 thousand and $15,000 thousand are net of unamortized discount of $14 thousand and $19 thousand, respectively, and unamortized debt issuance costs of $1,641 thousand and $331 thousand, respectively.
Interest expense related to this facility was $1,528 thousand and $663 thousand for the three months ended June 30, 2021 and 2020, respectively, and $2,192 thousand and $
1, 295
 thousand for the six months ended June 30, 2021 and 2020, respectively. Additionally, the Company has capitalized $2,295 thousand in debt issuance costs in connection with this transaction. Amortized debt issuance costs was $110 thousand and $57 thousand for the three months ended June 30, 2021 and 2020, respectively, and $173 thousand and $113 thousand for the six months ended June 30, 2021 and 2020, respectively.
Subordinated debt - related party:
The Company has an unsecured line of credit agreement with SCG, a related party, with a maximum available amount of $4,000 thousand. Interest due on this facility is paid quarterly, and the outstanding balance is due at maturity. Subordinated debt is subject to the same debt covenants as senior debt facilities. On March 30, 2021, the borrowings under this unsecured line of credit agreement were paid in full.
Interest expense related to this related party transaction was $139 thousand for the three months ended June 30, 2020. Interest expense was $137 thousand and $279 thousand for the six months ended June 30, 2021 and 2020, respectively.
Other debt:
On April 13, 2020, the Company obtained an unsecured loan in the amount of $6,354 thousand from a bank in connection with the U.S. Small Business Administration’s (SBA) Paycheck Protection Program (the PPP Loan). Pursuant to the Paycheck Protection Program, all or a portion of the PPP Loan may be forgiven if the Company uses the proceeds of the PPP Loan for its payroll costs and other expenses in accordance with the requirements of the Paycheck Protection Program. The Company used the proceeds of the PPP Loan for payroll costs and other covered expenses and sought full forgiveness of the PPP Loan, but there can be no assurance that the Company will obtain any forgiveness of the PPP Loan.
If the PPP Loan is not fully forgiven, the Company will remain liable for the full and punctual payment of the outstanding principal balance plus accrued and unpaid interest. The Company submitted the forgiveness application on November 14, 2020. The SBA has not completed its review of the Company’s eligibility for forgiveness. If the SBA determines that the loan is not fully forgiven, the first payment would be due no earlier than 30 days after the date a decision is reached on the loan forgiveness.
Interest accrued and expensed related to this unsecured loan was $77 thousand for the three months ended June 30, 2021 and $77 thousand for the six months ended June 30, 2021
.
As of June 30, 2021, required payments for all borrowings, excluding secured borrowing and revolving lines of credit, for each
of the next five years are as follows (in thousands):

Year	Amount
Remainder of 2021	$3,177
2022	3,177
2023	—
2024	—
2025	50,000

Total	$56,354

Note 4. Borrowings
The following is a summary of the Company’s borrowings as of December 31:

Purpose	Borrower	Borrowing Capacity	2020	2019	Interest Rate as of December 31, 2020	Maturity Date
Secured borrowing	Opportunity Funding SPE II, LLC	$85,183,818	$16,024,578	$17,407,874	15.00%	October 2021

Senior debt
Revolving line of credit	Opportunity Financial, LLC	$10,000,000	$5,000,000	$5,000,000	LIBOR plus 2.50%	February 2022
Revolving line of credit	Opportunity Funding SPE III, LLC	175,000,000	59,200,000	101,667,000	LIBOR plus 6.00%	January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC	75,000,000	24,222,000	42,261,000	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000,000	16,148,000	28,175,000	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC	25,000,000	12,506,000	10,930,000	LIBOR plus 4.25%	September 2021

Total revolving lines of credit		335,000,000	117,076,000	188,033,000

Term loan, net	Opportunity Financial, LLC	50,000,000	14,650,397	14,454,914	LIBOR plus 14.00%	November 2023

Total senior debt		$385,000,000	$131,726,397	$202,487,914

Subordinated debt - related party	Opportunity Financial, LLC	$4,000,000	$4,000,000	$4,000,000	14.00%	December 2023
Other debt	Opportunity Financial, LLC	$6,354,000	$6,354,000	$—	1.00%	April 2022
Secured borrowing payable:
During 2017, Opportunity Funding SPE II, LLC entered into a preferred return agreement. Per the terms of the agreement, the finance receivables are grouped into quarterly pools. Collections are distributed on a pro rata basis after the payout of expenses to back-up
servicer, servicer and other relevant parties. This agreement is secured by the assets of Opportunity Funding SPE II, LLC. The receivables are transferred to Opportunity Funding SPE II, LLC and OppWin LLC by Opportunity Financial, LLC, which has provided representations and warranties in connection with such sale. The agreement is subject to various financial covenants.
During 2018, the SPE II, LLC preferred return agreement was amended. Opportunity Funding SPE II, LLC sells a 97.5 percent interest of certain unsecured finance receivables to the unrelated third party. Per the revised agreement, the unrelated third party earns a preferred return of 15 percent and a performance fee after the preferred return has been satisfied. The initial agreement expired August 1, 2018, and was then extended for one year. The agreement provides for two consecutive options to renew the purchase period for eighteen months. The unrelated third party exercised the first option, which provides a $65,000,000 purchase commitment by the unrelated third party, of which $32,368,546 of finance receivables have been purchased with an active secured borrowing balance of $17,407,874 as of December 31, 2019. After satisfaction of the purchase commitment, the agreement provides for a third option for an additional $100,000,000 purchase commitment.
In May 2020, the SPE II, LLC preferred return agreement was amended. The unrelated third party exercised the option, which provides an additional $100,000,000 purchase commitment, resulting in a total $165,000,000 purchase commitment by the unrelated third party, of which $79,816,182 of finance receivables have been purchased with an active secured borrowing balance of $16,024,578 as of December 31, 2020.
For the years ending December 31, 2020, 2019, and 2018, interest expense related to this facility totaled $2,308,695, $1,733,609, and $518,050, respectively. Additionally, the Company has capitalized $168,212 in debt issuance costs in connection with this transaction, of which $50,436, $50,436, and $29,374 was expensed in 2020, 2019, and 2018, respectively, which is included in the consolidated statements of operations. As of December 31, 2020 and 2019, the remaining balance of debt issuance costs associated with this facility was $29,421 and $79,856, respectively.
Senior debt:
On August 13, 2018, the Company entered into a corporate credit agreement with a maximum available amount of $10,000,000. Interest is payable monthly. The facility is secured by the Company’s assets and certain brokerage assets made available by the Schwartz Capital Group (SCG), a related party. The agreement is subject to various financial covenants. On August 6, 2020, the corporate credit agreement was amended, and the maturity date was extended to February 2022. For the years ended December 31, 2020, 2019, and 2018, interest expense paid related to the revolving credit agreement totaled $162,780, $271,630, and $94,795, respectively. Additionally, the Company has capitalized $294,369 in debt issuance costs in connection with this transaction, of which $23,560, $188,054, and $61,500 was expensed in 2020, 2019, and 2018, respectively. As of December 31, 2020 and 2019, the remaining balance of unamortized debt issuance costs associated with the facility was $21,254 and $15,689, respectively.
During 2015, Opportunity Funding SPE I LLC entered into a line of credit agreement that provided maximum borrowings of $25,000,000. On August 24, 2018, the borrowings under this line of credit agreement were paid in full with the proceeds from the line of credit agreement obtained by Opportunity Funding SPE III, LLC. As of December 31, 2018, the Company had no amounts outstanding. For the year ended December 31, 2018, interest expense related to this line of credit agreement totaled $4,340,907. Additionally, the Company capitalized $1,024,153 in debt issuance costs of which $114,846 was expensed in 2018.
On January 23, 2018, Opportunity Funding SPE III, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $75,000,000. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE III, LLC. Opportunity Financial, LLC provides certain representations and warranties. The line of credit agreement is subject to a borrowing base threshold and various financial covenants, including maintaining a minimum tangible net worth and maximum senior debt to equity.
On August 24, 2018, the revolving line of credit agreement was amended to increase the aggregate commitment to $125,000,000. Simultaneous with this amendment, Opportunity Financial SPE III, LLC purchased the receivables previously owned by Opportunity Funding SPE I, LLC.
On January 31, 2020, the revolving line of credit agreement was amended to increase the aggregate commitment to $175,000,000. The amendment also changes the interest rate to one-month
LIBOR plus 6 percent with a 2 percent LIBOR floor. The agreement matures in January 2024.
For the years ended December 31, 2020, 2019, and 2018, interest expense related to the line of credit agreement totaled $7,416,681, $11,685,345, and $4,509,291, respectively. Additionally, the Company has capitalized $2,081,174 in debt issuance costs in connection with this transaction, of which $739,119, $863,723, and $263,772 was expensed in 2020, 2019, and 2018, respectively. As of December 31, 2020 and 2019, the remaining balance of unamortized debt issuance costs associated with the facility was $1,453,031 and $113,475, respectively.
In April 2019, Opportunity Funding SPE V, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $75,000,000. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE V, LLC. Opportunity Financial, LLC provides certain representations and warranties related to the debt. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.
For the years ended December 31, 2020 and 2019, interest expense related to this facility totaled $3,402,639 and $2,137,851, respectively. Additionally, the Company has capitalized $1,148,794 in debt issuance costs in connection with this transaction of which $387,689 and $222,807 was expensed in 2020 and 2019, respectively, which is included in the consolidated statements of operations. As of December 31, 2020 and 2019, the remaining balance of debt issuance costs associated with this facility was $538,299 and $808,945, respectively.
In April 2019, Opportunity Funding SPE VI, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $50,000,000. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE VI, LLC. Opportunity Financial, LLC provides certain representations and warranties related to the debt. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.
For the years ended December 31, 2020 and 2019, interest expense related to this facility totaled $2,282,983 and $1,435,133, respectively. Additionally, the Company has capitalized $918,129 in debt issuance costs in connection with this transaction of which $308,840 and $184,699 was expensed in 2020 and 2019, respectively, which is included in the consolidated statements of operations. As of December 31, 2020 and 2019, the remaining balance of debt issuance costs associated with this facility was $424,590 and $678,153, respectively.
In August 2019, Opportunity Funding SPE IV, LLC entered into a revolving line of credit agreement that provides maximum borrowings of $25,000,000. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE IV, LLC. Opportunity Financial, LLC provides certain representations and warranties related to the debt, as well as an unsecured guaranty. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.
For the years ended December 31, 2020 and 2019, interest expense related to this facility totaled $512,875 and $238,246, respectively. Additionally, the Company has capitalized $398,971 in debt issuance costs in connection with this transaction of which $199,840 and $64,563 was expensed in 2020 and 2019, respectively, which is included in the consolidated statements of operations. As of December 31, 2020 and 2019, the remaining balance of debt issuance costs associated with this facility was $130,987 and $291,070, respectively.
In November 2018, Opportunity Financial, LLC entered into a $25,000,000 senior secured multi-draw term loan agreement, which is secured by a senior secured claim on Opportunity Financial, LLC’s assets and a second lien interest in the receivables owned by Opportunity Funding SPE III, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC. Interest is payable monthly. The loan agreement is subject to various financial covenants. Per the terms of the loan agreement, Opportunity Financial, LLC has issued warrants to the lender. In April 2020, the Company exercised an option to increase the facility commitment amount to $50,000,000. As of December 31, 2020 and 2019, the outstanding balance of $15,000,000 is net of unamortized discount of $18,632 and $31,783, respectively, and unamortized debt issuance costs of $330,972 and $513,303, respectively.
For the years ended December 31, 2020, 2019, and 2018, interest expense related to the loan agreement totaled $2,635,625, $2,588,708 and $369,477, respectively. Additionally, the Company has capitalized $811,717 in debt issuance costs in connection with this transaction, of which $235,185, $210,960, and $34,600 was expensed in 2020, 2019, and 2018, respectively, which is included in the consolidated statements of operations.
Subordinated debt—related party:
The Company has an unsecured line of credit agreement with SCG, a related party, with a maximum available amount of $4,000,000. Interest due on this facility is paid quarterly, and the outstanding balance is due at maturity.
On September 30, 2016, the Company established an additional revolving line of credit with SCG. The maximum credit available to the Company was $10,650,000. Borrowed amounts bear interest at the rate of 16 percent, which is paid monthly in arrears on the 15 th
day of each calendar month based upon the outstanding principal balance of the loans. The revolving line of credit was extinguished and paid in full in November 2018.
For the years ended December 31, 2020, 2019, and 2018, interest expense paid to the related party associated with these debt agreements was $561,538, $560,000, and $2,144,470, respectively. Subordinated debt is subject to the same debt covenants as senior debt facilities.
Other debt:
On April 13, 2020, the Company obtained an unsecured loan in the amount of $6,354,000 from a bank in connection with the U.S. Small Business Administration’s (SBA) Paycheck Protection Program (the PPP Loan). Pursuant to the Paycheck Protection Program, all or a portion of the PPP Loan may be forgiven if the Company uses the proceeds of the PPP Loan for its payroll costs and other expenses in accordance with the requirements of the Paycheck Protection Program. The Company used the proceeds of the PPP Loan for payroll costs and other covered expenses and sought full forgiveness of the PPP Loan, but there can be no assurance that the Company will obtain any forgiveness of the PPP Loan.
If the PPP Loan is not fully forgiven, the Company will remain liable for the full and punctual payment of the outstanding principal balance plus accrued and unpaid interest. The Company submitted the forgiveness application on November 14, 2020. The SBA has not completed its review of the Company’s eligibility for forgiveness. If the SBA determines that the loan is not fully forgiven, the first payment would be due no earlier than 30 days after the date a decision is reached on the loan forgiveness.
As of December 31, 2020, required payments for all borrowings, excluding secured borrowing and revolving lines of credit, for each of the next five years are as follows:

Year Ending December 31,	Amount

2021	$4,398,923
2022	1,955,077
2023	19,000,000
2024	—
2025	—

Total	$25,354,000